CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 2,263,395	$ 1,230,034
Restricted cash	38,034	13,422
Short-term bank deposits	153,600	21,566
Other accounts receivable and prepaid expenses	474,818	401,522
Total current assets	2,929,847	1,666,544
LEASE DEPOSITS	41,167	31,545
PROPERTY AND EQUIPMENT, NET	1,144,800	617,364
Total assets	4,115,814	2,315,453
LIABILITIES AND STOCKHOLDERS' DEFICIT
COMMITMENTS AND CONTINGENT LIABILITIES
CURRENT LIABILITIES:
Trade payables	586,330	250,352
Other accounts payable and accrued expenses	919,814	316,403
Total current liabilities	1,506,144	566,755
LIABILITY RELATED TO WARRANTS	2,696,051	2,817,741
STOCKHOLDERS' DEFICIT
Common Stock of $ 0.0001 par value - Authorized: 45,000,000 shares at December 31, 2013 and 2012; Issued and outstanding: 20,071,816 and 14,547,689 shares at December 31, 2013 and 2012, respectively	2,006	1,454
Preferred Stock of $ 0.0001 par value - Authorized: 5,000,000 shares at December 31, 2013 and 2012; Issued and outstanding: none at December 31, 2013 and 2012	0	0
Additional paid-in capital	19,915,313	5,001,425
Deficit accumulated during the development stage	(20,003,700)	(6,071,922)
Total stockholders' deficit	(86,381)	(1,069,043)
Total liabilities and stockholders' deficit	$ 4,115,814	$ 2,315,453